PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

4.           PREPAYMENTS AND OTHER CURRENT ASSETS

The components of prepayments and other current assets are as follows:

	As of December 31,
	2023	2024

Prepayments to suppliers (1)	$4,441	$1,264
Deferred expenses	546	88
Rental deposits and prepaid rents	969	469
Others	919	789
Total	$6,875	$2,610
(1)	The prepayments primarily consist of shipping costs and advertising fee paid in advance.

As of December 31, 2023 and 2024, the allowance of credit losses for other current assets were $192 and $187, respectively. The recognized credit losses were $83, $nil and $5 for the years ended December 31, 2022, 2023 and 2024, respectively.